Exhibit G.1.a.vi
1
COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND,
INC.
280 Park Avenue
New York, New York 10017
August 1, 2018
COHEN & STEERS CAPITAL MANAGEMENT, INC.
280 Park Avenue
New York, New York 10017
Dear Sirs:
Cohen & Steers MLP & Energy Opportunity Fund, Inc.
("We", "Us" or the "Company")
herewith confirms its agreement (the "Agreement")
pursuant to which Cohen & Steers Capital
Management, Inc. ("You") will waive certain of its fees
and/or reimburse the Company for
expenses incurred as follows:
1. Reference is made to the Investment Advisory
Agreement, dated December 17,
2013, between the Company and You (the "Amended
Investment Advisory Agreement").
2. Pursuant to Paragraph 6 of the Amended Investment
Advisory Agreement, We
have agreed to pay You a monthly fee at an annualized
rate of 0.80% of the Company's average
daily net assets (the "Investment Advisory Fee").
3. Notwithstanding Paragraph 6 of the Investment
Advisory Agreement, You agree
that through June 30, 2020, You will waive a portion of
the Investment Advisory Fee and/or
reimburse the Company so that the Company's total
annual operating expenses (excluding
acquired fund fees and expenses, taxes and
extraordinary expenses) do not exceed 1.25% for
Class A shares, 1.90% for Class C shares, 0.90% for Class
F shares, 0.90% for Class I shares,
1.40% for Class R shares, 1.25% for Class T shares and
0.90% for Class Z shares.
4. Unless specified otherwise in a duly executed, written
agreement between You
and the Company, beginning with the period July 1,
2020 and thereafter, You shall be entitled to
the Investment Advisory Fee as specified in Paragraph 2
of this Agreement and shall have no
obligation to waive any portion of the Investment
Advisory Fee and/or reimburse any of the
Company's expenses unless otherwise required by law
or pursuant to a written duly executed
agreement between the Company and You.
5. This Agreement may only be amended or terminated
prior to its expiration date
by agreement between Us and You and will terminate
automatically in the event of termination
of the Investment Advisory Agreement.
6. This Agreement shall be construed in accordance
with the laws of the State of
New York, provided, however, that nothing herein shall
be construed as being inconsistent with
the Investment Company Act of 1940, as amended.
Exhibit G.1.a.vi
2
If the foregoing is in accordance with your
understanding, will You kindly so indicate by
signing and returning to Us the enclosed copy hereof.
Very truly yours,
COHEN & STEERS MLP & ENERGY
OPPORTUNITY FUND, INC.
By: /s/ Dana A. DeVivo
Name: Dana A. DeVivo
Title: Assistant Secretary
Agreed to and Accepted as of the date
first set forth above
COHEN & STEERS CAPITAL MANAGEMENT, INC.
By: /s/ James Giallanza
Name: James Giallanza
Title: Executive Vice President